Income and social contribution taxes - Summary of Changes in Balances of Deferred Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Income and social contribution taxes
Initial balance	R$ 804,116		R$ 1,254,928	R$ 897,936
Deferred IRPJ and CSLL recognized in profit (loss) for the year	(8,892)		(360,953)	335,375
Deferred IRPJ and CSLL recognized in profit (loss) for the year - discontinued operations	10,175
Deferred IRPJ and CSLL recognized on company acquisition	74,730	[1]	(71,815)
Deferred IRPJ and CSLL recognized in other comprehensive income	(581,271)		(18,178)	21,474
Others			134	143
Deferred IRPJ and CSLL recognized in equity	70,536
Final balance	R$ 369,394		R$ 804,116	R$ 1,254,928

[1]	On May 8, 2025, the Company acquired the control and began to consolidate Hidrovias. For further details, see Note 27.b.